Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of related party balances

The related party balances consisted of the following:

Name	Relationship	Nature	Classification	December 31, 2024 (HK$’000)	December 31, 2025 (HK$’000)	December 31, 2025 (US$’000)

Mr. Li	Former sole shareholder and executive director	Advance from a former sole shareholder	Amounts due to related parties	1,714	611	78
Mr. Chiu Yat Chung Gary	Former senior management	Advance from a former senior management	Amounts due to related parties	1,262	-	-
Mr. Li Siu Lun, Allan	Senior management	Advance from a member of senior management	Amounts due to related parties	80	-	-
Total amounts due to related parties				3,056	611	78

The above amounts are unsecured, non-interest bearing and repayable on demand.

Schedule of rental agreement with related party

The Company entered into the following rental agreement with a related party for a director quarter situated in Hong Kong:

Premises	Relationship with the lessor	Rental payment for the year ended December 31, 2023 (HK$’000)	Rental payment for the year ended December 31, 2024 (HK$’000)	Rental payment for the year ended December 31, 2025 (HK$’000)	Rental payment for the year ended December 31, 2025 (US$’000)
Director’s quarters	Lessor is a company owned by Mr. Li and his spouse	600	600	600	77
Hong Kong office	Lessor is Mr. Li and his spouse	600	600	600	77